Note 7 - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
7.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Manager which is controlled by members of the Pittas family, whereby the Manager provides technical and commercial vessel management for a fixed daily fee of Euro
685
for each of
2017,
2018
and
2019,
under the Company’s Master Management Agreement (“MMA”). An additional fixed management fee (see below) is paid to the Manager for the provision of other management services. Vessel management fees paid to the Manager amounted to
$2,632,637,
$3,536,094
and
$3,671,335
in
2017,
2018
and
2019,
respectively, and are recorded in “Related party management fees” in the consolidated statements of operations.

The Company’s MMA with Eurobulk provides for an annual adjustment of the daily management fee due to inflation to take effect
January 1
of each year. The vessel management fee for laid-up vessels is half of the daily fee for the period they are laid-up. The MMA, as periodically amended and restated, will automatically be extended after the initial five
-year period for an additional
five
-year period unless terminated on or before the
90th
day preceding the initial termination date. Pursuant to the MMA, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with the Manager, a management agreement with the rate and term of these agreements set in the MMA effective at such time.

The MMA was amended and restated as of
January 1, 2012
to provide for a
5%
discount of the daily fixed vessel management fee for the period during which the number of the Euroseas-owned vessels (including vessels in which Euroseas is a part owner) managed by the Manager is greater than
20
(“volume discount”). The daily fixed vessel management fee was adjusted to Euro
720
per day per vessel in operation and Euro
360
per day per vessel in lay-up before the
5%
discount. The Company was entitled to the
5%
discount for each of these years. The fee remained unchanged for the subsequent years starting
January 1, 2014,
2015,
2016,
2017.
The MMA was renewed as of
January 1, 2014
for a new
five
year term until
January 1, 2019.

The MMA was further renewed on
January 1, 2018
for an additional
five
year term until
January 1, 2023
with the
5%
volume discount permanently incorporated in the daily management fee and the daily fixed vessel management fee amounting to Euro
685
per day per vessel in operation and Euro
342.5
for day per vessel in lay-up. The daily fixed vessel management fee remained unchanged for the year
2019
and will be adjusted annually for inflation in the Eurozone. The fee remains unchanged for
2020.

In addition to the vessel management services, the Manager provides executive services to the Company. In
2017
and
2018
up to the Spin-off, compensation for such services to the Company as a public company was
$2,000,000
per annum for the Company pre Spin-off. The amount of such executive compensation allocated to the Company prior to the Spin-off was based on the proportion of the number of calendar days that related to Euroseas post Spin-off vessels to the number of days of the entire fleet of Euroseas. After the Spin-off, the annual compensation for such services was set at
$1,250,000.

On
November 15, 2019,
the Company signed an addendum adjusting the fixed annual executive compensation to
$2,000,000
to compensate the Manager for the increase in the fleet and certain management services provided by Synergy Marine Ltd., a company controlled by Andreas Papathomas and which became affiliated with the Company post-acquisition as a result of his appointment to the Board of Directors of the Company in
November 2019.
As a result, for the year
2019,
the fixed cost was calculated at
$1,250,000
pro-rated for the period of
January 1, 2019
until
November 15, 2019
and at
$2,000,000
for the period of
November 16, 2019
until
December 31, 2019.
The Company incurred costs of
$1,306,476,
$1,561,126
and
$1,344,250
in
2017,
2018
and
2019,
respectively, which are recorded in “General and administrative expenses” in the consolidated statements of operations.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists. As of
December 31, 2018
and
2019,
the amounts due to related company were
$2,672,895
and
$795,562,
respectively. Based on the MMA between Euroseas Ltd. and Euroseas’ ship owning subsidiaries and the Manager an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced by the Company’s ship-owning subsidiaries in the beginning of each quarter to the Manager.

On
September 30, 2019,
the Company reached an agreement with a related party, Colby Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, to draw a
$2.5
million loan to finance the special survey and WBT system installation on M/V “Akinada Bridge”. The interest rate applied is
8%
per annum. Interest on the loan is payable quarterly. For further details refer to Note
8
-g.

On
November 1, 2019,
the Company entered into a
second
agreement with Colby Trading Ltd., to draw another
$2.5
million loan to finance working capital needs. The interest rate applied is
8%
per annum. Interest on the loan is payable quarterly. For further details refer to Note
8
-g.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales price and
1.25%
of charter revenues. Commissions to Eurochart S.A. for vessel sales were
$70,640,
$64,500
and
nil
in
2017,
2018
and
2019,
respectively, recorded in “Net gain on sale of vessels” in the consolidated statements of operations. A commission of
1%
of the purchase price is also paid to Eurochart S.A. by the seller of the vessel for the acquisitions the Company makes using Eurochart’s services. The Company withheld, on behalf of Eurochart, commissions of
$118,526,
nil
and
nil
in
2017,
2018
and
2019,
respectively, for vessels the Company acquired. Commissions to Eurochart S.A. for chartering services were,
$310,467,
$453,361
and
$493,341
in
2017,
2018
and
2019,
respectively, recorded in “Commissions” in the consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”); and with a crewing agent Technomar Crew Management Services Corp (“Technomar”). Technomar is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on insurance premiums not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were
$89,329
and
$101,394
in
2017,
$118,684
and
$137,385
in
2018,
and
$106,749
and
$142,332
in
2019
respectively.  These amounts are recorded in “Vessel operating expenses” in the consolidated statements of operations.

In
August 2019,
the Company completed the acquisition of the
four
feeder containerships, owned by affiliates of the Pittas family including the Company’s CEO (see Note
1
), for a consideration of
$28.2
million that included a cash payment of
$15
million and the issuance of
2,816,901
common shares to the sellers. The vessels acquisition transactions were evaluated and approved by a special committee of independent members of the Board of Directors.